Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	G WILLI FOOD INTERNATIONAL LTD
Entity Central Index Key	0001030997
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,217,017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Entity File Number	000-29256